Income Taxes - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Schedule Of Income Taxes [Line Items]
Net operating loss carryforward		$ 0	$ 0
Capital loss carryforwards		$ 0	$ 0
Federal statutory tax rate		35.00%
Income Tax benefit, new tax reform		$ (11,500,000)
Percentage of carryforward NOL limitation, new tax reform		80.00%
Tax Cuts And Jobs Act of 2017 | Scenario, Plan
Schedule Of Income Taxes [Line Items]
Federal statutory tax rate	21.00%